Organization and Business Description	12 Months Ended
Dec. 31, 2024
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

HUHUTECH International Group Inc. (“HUHUTECH” or the “Company”) is a holding company incorporated under the laws of the Cayman Islands on July 8, 2021. HUHUTECH, through its wholly-owned subsidiaries is a professional system integration provider to design and implement integrated facility management systems and industrial automation monitoring systems mainly for the optoelectronic, semiconductor, telecom and logistic industries in the People’s Republic of China (“China” or “PRC”) and Japan.

Reorganization

A Reorganization of the legal structure was completed on January 14, 2022. The Reorganization involved the incorporations of HUHUTECH International Group Inc., a Cayman Islands holding company; HUHUTECH (HK) Limited (“HUHU HK”), a holding company established in Hong Kong, PRC; Wuxi Xinwu District Jianmeng Electromechanical Technology Co., Ltd (“WFOE”), a company established in the PRC; and the transfer of Jiangsu Huhu Electromechanical Technology Co., Ltd (“HUHU China”), a company established in the PRC, to WFOE.

Before and after the Reorganization, the Company, together with its subsidiaries, are effectively controlled by the same shareholder, who is the Chief Executive Officer (“CEO”) and the Chairman of the Board of Directors of the Company, therefore the reorganization is considered as a recapitalization of entities under common control in accordance with Accounting Standards Codification (“ASC”) 805-50-25. The consolidation of the Company and its subsidiaries have been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

Details of the subsidiaries of the Company as of December 31, 2024 are set out below:

Name of Entity	Date of Incorporation	Jurisdiction of Formation	Percentage of Ownership	Principal Activities
HUHUTECH (HK) Limited (“HUHU HK”)	July 28, 2021	Hong Kong, PRC	100% by HUHU	Investment holding
Wuxi Xinwu District Jianmeng Electromechanical Technology Co., Ltd (“WFOE”)	December 10, 2021	PRC	100% by HUHU HK	Investment holding
Jiangsu Huhu Electromechanical Technology Co., Ltd. (“HUHU China”)	August 20, 2015	PRC	100% by WFOE	System integration and engineering services
Huhu Technology Co., Ltd. (“HUHU Japan”)	April 25, 2022	JAPAN	100% by HUHU	System integration and engineering services